TRADE AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Trade And Other Receivables Net
SCHEDULE OF TRADE AND OTHER RECEIVABLES

	2024	2023
	USD	USD

Trade receivables – contracts with customers	1,638,529	4,963,636
Less: Allowance for credit losses	(167,177)	(483,153)
Trade receivables, net	1,471,352	4,480,483

Other receivables	2,695,154	2,803,236
Total	4,166,506	7,283,719

Movement in the above allowance for credit losses:

Beginning balance	483,153	229,694
(Credited) charged for the year	(315,976)	253,459
Ending balance	167,177	483,153

SCHEDULE OF CREDIT CUSTOMERS RANGING

The normal credit period for customers is ranging from 0 to 90 days. No interest is charged on the outstanding balances.

	2024	2023
	USD	USD

Not past due	136,006	132,747
Past due	1,502,523	4,830,889
Less: Allowance for credit losses	(167,177)	(483,153)
Net trade receivables	1,471,352	4,480,483

SCHEDULE OF AGED ANALYSIS OF TRADE RECEIVABLES

The following is an aged analysis of trade receivables, net of allowance for credit losses, presented based on past due date:

	2024	2023
	USD	USD

< 30 days	90,551	589,052
31 days to 60 days	192,595	356,638
61 days to 90 days	29,999	160,131
91 days to 180 days	417,648	2,585,027
181 days to 365 days	604,553	653,559
More than 1 year	-	3,329
Total	1,335,346	4,347,736